Organization and Principal Activities (Details)	Apr. 12, 2025 USD ($)	Apr. 12, 2025 HKD ($)	Jun. 12, 2024 USD ($)	Jun. 12, 2024 HKD ($)
Organization and Principal Activities [Line Items]
Share capital	$ 641,038	$ 5,000,100
Hong Kong [Member] | Grande Securities Limited [Member]
Organization and Principal Activities [Line Items]
Total consideration			$ 6.5	$ 51
Grande Securities Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest, rate			51.00%	51.00%